Realized And Unrealized (Loss)/Gain On Oil And Gas Derivative Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain on oil and gas derivative instruments, net	$ 62,890	$ 141,088	$ 199,907
Unrealized loss on oil and gas derivative instruments, net	(93,102)	(101,862)	(284,658)
Realized and unrealized (loss)/gain on oil and gas derivative instruments (including related party of $29775752 million in 2025)	(30,212)	39,226	(84,751)
Oil
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain on derivatives	34,051	68,700	73,120
Unrealized gain/(loss) on derivatives	(55,428)	(47,272)	(76,847)
Gas
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain on derivatives	28,839	22,950	39,232
Unrealized gain/(loss) on derivatives	(37,674)	(6,511)	(142,521)
Commodity swap
Derivative Instruments, Gain (Loss) [Line Items]
Realized mark-to-market (“MTM”) adjustment on commodity swap derivatives	0	49,438	87,555
Unrealized MTM adjustment on commodity swap derivatives	$ 0	$ (48,079)	$ (65,290)